Changes in other comprehensive loss (Detail) - Other Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 6,191		$ 13,116	$ 10,466
Net change in other comprehensive loss	(6,925)
Other comprehensive loss before reclassifications	(6,925)	4,928	2,650	(436)
Currency Translations [Member]
Balance	6,191		13,116
Net change in other comprehensive loss	(6,925)
Other comprehensive loss before reclassifications	$ (6,925)